Janus Investment Fund

Janus Henderson Overseas Fund

Janus Henderson Global Select Fund

Supplement dated December 8, 2017

to Currently Effective Prospectuses

Effective January 1, 2018, the prospectuses for Janus Henderson Overseas Fund and Janus Henderson Global Select Fund are amended as follows:

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of the Janus Henderson Global Select Fund’s Prospectuses:

Portfolio Managers: George P. Maris, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has managed or co-managed since August 2012. Julian McManus is Co-Portfolio Manager of the Fund, which he has co-managed since January 2018. Garth Yettick, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since January 2018.

2.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of the Janus Henderson Overseas Fund’s Prospectuses:

Portfolio Managers: George P. Maris, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has managed or co-managed since January 2016. Julian McManus is Co-Portfolio Manager of the Fund, which he has co-managed since January 2018. Garth Yettick, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since January 2018.

3.	The following replaces in its entirety the corresponding information in the “Investment Personnel – Janus Henderson Global Select Fund” section of the Prospectuses:

Janus Henderson Global Select Fund

Co-Portfolio Managers George P. Maris, Julian McManus, and Garth Yettick are responsible for the day-to-day management of the Fund. Mr. Maris, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

George P. Maris, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Henderson Global Select Fund, which he has managed or co-managed since August 2012. Mr. Maris is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in March 2011. Mr. Maris holds a Bachelor’s degree in Economics from Swarthmore College, a Juris Doctor from the University of Illinois College Of Law, and a Master of Business Administration from the University of Chicago Booth School of Business. Mr. Maris holds the Chartered Financial Analyst designation.

Julian McManus is Co-Portfolio Manager of Janus Henderson Global Select Fund, which he has co-managed since January 2018. Mr. McManus is also Portfolio Manager of other Janus Henderson accounts and performs duties as an analyst. He joined Janus Capital in December 2004. Mr. McManus holds a Bachelor’s degree in Japanese and Law from the University of London, where he graduated with honors.

Garth Yettick, CFA, is Co-Portfolio Manager of Janus Henderson Global Select Fund, which he has co-managed since January 2018. Mr. Yettick is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in October 1997. Mr. Yettick holds a Bachelor’s degree in Computer Science and Mathematics from Harvard University, where he graduated magna cum laude and Phi Beta Kappa. Mr. Yettick holds the Chartered Financial Analyst designation.

4.	The following replaces in its entirety the corresponding information in the “Investment Personnel – Janus Henderson Overseas Fund” section of the Prospectuses:

Janus Henderson Overseas Fund

Co-Portfolio Managers George P. Maris, Julian McManus, and Garth Yettick are responsible for the day-to-day management of the Fund. Mr. Maris, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

George P. Maris, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Henderson Overseas Fund, which he has managed or co-managed since January 2016. Mr. Maris is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in March 2011. Mr. Maris holds a Bachelor’s degree in Economics from Swarthmore College, a Juris Doctor from the University of Illinois College of Law, and a Master of Business Administration from the University of Chicago Booth School of Business. Mr. Maris holds the Chartered Financial Analyst designation.

Julian McManus is Co-Portfolio Manager of Janus Henderson Overseas Fund, which he has co-managed since January 2018. Mr. McManus is also Portfolio Manager of other Janus Henderson accounts and performs duties as an analyst. He joined Janus Capital in December 2004. Mr. McManus holds a Bachelor’s degree in Japanese and Law from the University of London, where he graduated with honors.

Garth Yettick, CFA, is Co-Portfolio Manager of Janus Henderson Overseas Fund, which he has co-managed since January 2018. Mr. Yettick is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in October 1997. Mr. Yettick holds a Bachelor’s degree in Computer Science and Mathematics from Harvard University, where he graduated magna cum laude and Phi Beta Kappa. Mr. Yettick holds the Chartered Financial Analyst designation.

Please retain this Supplement with your records.

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